Note 3 - Fair Value Measurements - Investments at Fair Value (Details) - EBP 20-2451671 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value	$ 80,288,686	$ 69,440,746
Fair Value, Inputs, Level 1 [Member]
Investments, at fair value	80,288,686	69,440,746
Fair Value, Inputs, Level 2 [Member]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 [Member]
Investments, at fair value	0	0
Mutual Fund [Member]
Investments, at fair value	73,731,187	63,068,644
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Investments, at fair value	73,731,187	63,068,644
Mutual Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Investments, at fair value	0	0
Mutual Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Investments, at fair value	0	0
Money Market Funds [Member]
Investments, at fair value	1,278,862	156,515
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Investments, at fair value	1,278,862	156,515
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Investments, at fair value		0
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Investments, at fair value		0
EBP, Employer, Common Stock Fund [Member]
Investments, at fair value	5,278,637	6,215,587
EBP, Employer, Common Stock Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Investments, at fair value	5,278,637	6,215,587
EBP, Employer, Common Stock Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Investments, at fair value	0	0
EBP, Employer, Common Stock Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Investments, at fair value	$ 0	$ 0